                                                             Institutional Funds
                                                                         Class Y

                       Frank Russell Investment Company
                      Supplement Dated February 17, 1999
                   To the Prospectus Dated January 15, 1999

Effective February 17, 1999, The International Fund will be managed by the following money mangers:

     Delaware International Advisers Limited, 80 Cheapside, 3rd Floor, London EC2V6EE England, is an investment adviser whose ultimate parent is Lincoln National Corporation, a publicly traded company.

     Fidelity Management Trust Company, 82 Devonshire Street, Boston, MA, 02109, is a bank as defined in the investment advisors Act of 1940 and is a wholly owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

     J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held banking holding company.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

     Montgomery Asset Management, LLC, 101 California Street, San Francisco, CA 94111, is a Delaware liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals:
     Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

     The Boston Company Asset Management, Inc., One Boston Place, 14th Floor Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                            INSTITUTIONAL FUNDS
                                                                    CLASS E & I

                       FRANK RUSSELL INVESTMENT COMPANY
                      Supplement Dated February 17, 1999
                   To the Prospectus Dated January 15, 1999

Effective February 17, 1999, The International Fund will be managed by the following money managers:

  Delaware International Advisers Limited, 80 Cheapside, 3rd Floor, London EC2V6EE England, is an investment adviser whose ultimate parent is Lincoln National Corporation, a publicly traded company.

  Fidelity Management Trust Company, 82 Devonshire Street, Boston, MA, 02109, is a bank as defined in the Investment Advisors Act of 1940 and is a wholly owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held banking holding company.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Montgomery Asset Management, LLC, 101 California Street, San Francisco, CA 94111, is a Delaware liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals:
  Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, 14th Floor Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                             Institutional Funds
                                                                   Premier Class

                       Frank Russell Investment Company
                      Supplement Dated February 17, 1999
                   To the Prospectus Dated January 15, 1999

Effective February 17, 1999, The International Fund will be managed by the following money managers:

     Delaware International Advisers Limited, 80 Cheapside, 3rd Floor, London EC2V6EE England, is an investment adviser whose ultimate parent is Lincoln National Corporation, a publicly traded company.

     Fidelity Management Trust Company, 82 Devonshire Street, Boston, MA, 02109, is a bank as defined in the Investment Advisors Act of 1940 and is a wholly owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

     J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held banking holding company.

     Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

     Montgomery Asset Management, LLC, 101 California Street, San Francisco, CA 94111, is a Delaware liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

     Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals:
     Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

     The Boston Company Asset Management, Inc., One Boston Place, 14th Floor Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                                  RUSSELL FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                      Supplement Dated February 17, 1999
                   To the Prospectus Dated January 15, 1999

Effective February 17, 1999, The International Securities Fund will be managed by the following money managers:

  Delaware International Advisers Limited, 80 Cheapside, 3rd Floor, London EC2V6EE England, is an investment adviser whose ultimate parent is Lincoln National Corporation, a publicly traded company.

  Fidelity Management Trust Company, 82 Devonshire Street, Boston, MA, 02109, is a bank as defined in the Investment Advisors Act of 1940 and is a wholly owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held banking holding company.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Montgomery Asset Management, LLC, 101 California Street, San Francisco, CA 94111, is a Delaware liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals:
  Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C.
  Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, 14th Floor Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                                                               LIFEPOINTS FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                      Supplement Dated February 17, 1999
                   To the Prospectus Dated January 15, 1999

Effective February 17, 1999, The International Securities Fund will be managed by the following money managers:

  Delaware International Advisers Limited, 80 Cheapside, 3rd Floor, London EC2V6EE England, is an investment adviser whose ultimate parent is Lincoln National Corporation, a publicly traded company.

  Fidelity Management Trust Company, 82 Devonshire Street, Boston, MA, 02109, is a bank as defined in the Investment Advisors Act of 1940 and is a wholly owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held banking holding company.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA 98004, is a Washington limited liability corporation that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

  Montgomery Asset Management, LLC, 101 California Street, San Francisco, CA 94111, is a Delaware liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110, is a Delaware limited liability company that is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer, Warren R. Walker and Andrew S. Parlin.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals:
  Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C.
  Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, 14th Floor Boston, MA 02108-4402, is 100% owned by Mellon Bank Corporation, a publicly held corporation.